Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, intensive and comprehensive monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department conducts real-time monitoring of the performance of our platforms, apps and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats and ensure the security of our digital assets.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, intensive and comprehensive monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department conducts real-time monitoring of the performance of our platforms, apps and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats and ensure the security of our digital assets.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats, assuming the following responsibilities: (i) maintaining oversight of the disclosure related to cybersecurity matters in our periodic reports, (ii) reviewing updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer, if necessary, on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F, along with a report highlighting particular disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer if necessary.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats, assuming the following responsibilities: (i) maintaining oversight of the disclosure related to cybersecurity matters in our periodic reports, (ii) reviewing updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer, if necessary, on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F, along with a report highlighting particular disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer if necessary
Cybersecurity Risk Role of Management [Text Block]	The chief executive officer, chief financial officer and cybersecurity officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company, monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, and maintaining oversight of the disclosure in Form 6-K for material cybersecurity incidents, if any
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	chief executive officer, chief financial officer and cybersecurity officer